091-18352

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC Mail Processing Section
MAR 13 2015
Washington DC
404

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

15000280

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Chicago Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Trust
3. Class of New Derivative Securities Product:
Ownership of the Trust
4. Name of Underlying Instrument:
iShares iBonds Dec 2022 Corporate ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
IBDN
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Various
8. Settlement Methodology of New Derivative Securities Product:
See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
See Prospectus

RECEIVED
2015 MAR 13 PM 2:21
SEC / MR

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Michael J. Cardin

Title: Director
Member Regulation Department

Telephone Number:
(312) 663-2204

Manual Signature of Official Responsible for Form: Michael J. Cardin

Date: March 12, 2015

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAR 13 2015

SEC 2449 (6-01)

CHX | CHICAGO STOCK EXCHANGE

RECEIVED

SEC
Mail Processing
Section

2015 MAR 13 PM 2:18

MAR 13 2015

SEC / TM

Washington DC
404

March 12, 2015

By UPS

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

Re: Form 19b-4(e) for exchange traded product

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Form 19b-4(e) relating to the following exchange traded product:

IBDJ	iShares iBonds Dec 2017 Corporate ETF
IBDK	iShares iBonds Dec 2019 Corporate ETF
IBDM	iShares iBonds Dec 2021 Corporate ETF
IBDN	iShares iBonds Dec 2022 Corporate ETF
IBDO	iShares iBonds Dec 2023 Corporate ETF
IBDP	iShares iBonds Dec 2024 Corporate ETF
IBDQ	iShares iBonds Dec 2025 Corporate ETF

If you have any questions about this filing, please contact the undersigned at (312) 663-2204 or Kevin Curtin at (312) 663-2204.

Sincerely,

Michael J. Cardin
Director
Member Regulation Department

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAR 13 2015

Enclosures